Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000195030 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000195030 | 38141W265 | Goldman Sachs Financial Square Government Fund, Administration Shares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195030 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	94.00%
C000195030 | Cash & Equivalent38141W265
Holdings [Line Items]
Percent of Total Investments	6.00%
C000195030 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195030 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000178523 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000178523 | 4812C0241 | JPMorgan Municipal Money Market Fund, Agency Class
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000178523 | 09248U841 | BlackRock Liquidity Funds MuniCash, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000178523 | 4812A2744 | JPMorgan Tax Free Money Market Fund, Agency Class
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000178523 | 32008F713 | First Eagle Funds - First Eagle High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178523 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | 001419654 | Invesco High Yield Municipal Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | 092528843 | iShares High Yield Muni Active ETF
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178523 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	14.50%
C000178523 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000178523 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000178523 | Fixed Income - Other092528843
Holdings [Line Items]
Percent of Total Investments	0.00%
C000178523 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	85.40%
C000178523 | Fixed Income - Other024934663
Holdings [Line Items]
Percent of Total Investments	0.10%
C000178523 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131991 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000131991 | 38141W265 | Goldman Sachs Financial Square Government Fund, Administration Shares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131991 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131991 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131991 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131991 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131991 | 38141W679 | Goldman Sachs High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000131991 | 626717AA0 | Murphy Oil Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131991 | 037411BJ3 | Apache Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131991 | 423074AF0 | Kraft Heinz Foods Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131991 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	12.40%
C000131991 | Cash & Equivalent38141W265
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131991 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000131991 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000131991 | Industrials00253XAA9
Holdings [Line Items]
Percent of Total Investments	0.50%
C000131991 | Fixed Income - Other026547778
Holdings [Line Items]
Percent of Total Investments	86.10%
C000131991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131992 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000131992 | 38141W265 | Goldman Sachs Financial Square Government Fund, Administration Shares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131992 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131992 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131992 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131992 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131992 | 38141W679 | Goldman Sachs High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000131992 | 626717AA0 | Murphy Oil Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131992 | 037411BJ3 | Apache Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131992 | 423074AF0 | Kraft Heinz Foods Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131992 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	12.40%
C000131992 | Cash & Equivalent38141W265
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131992 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000131992 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000131992 | Industrials00253XAA9
Holdings [Line Items]
Percent of Total Investments	0.50%
C000131992 | Fixed Income - Other026547778
Holdings [Line Items]
Percent of Total Investments	86.10%
C000131992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131993 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000131993 | 38141W265 | Goldman Sachs Financial Square Government Fund, Administration Shares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131993 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131993 | 026547778 | American High-Income Trust, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131993 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131993 | 54400N409 | Lord Abbett High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000131993 | 38141W679 | Goldman Sachs High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000131993 | 626717AA0 | Murphy Oil Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131993 | 037411BJ3 | Apache Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131993 | 423074AF0 | Kraft Heinz Foods Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131993 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	12.40%
C000131993 | Cash & Equivalent38141W265
Holdings [Line Items]
Percent of Total Investments	1.00%
C000131993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000131993 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000131993 | Industrials00253XAA9
Holdings [Line Items]
Percent of Total Investments	0.50%
C000131993 | Fixed Income - Other026547778
Holdings [Line Items]
Percent of Total Investments	86.10%
C000131993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195032 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000195032 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000195032 | 922042718 | Vanguard FTSE All World ex-US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000195032 | 808524888 | Schwab International Small-Cap Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000195032 | SPY P500_20260401_L_GSI | SPDR S&P 500 ETF Trust Mar 31 P500
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195032 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195032 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195032 | 22822V101 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195032 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195032 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195032 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	14.90%
C000195032 | Cash & Equivalent38141W265
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195032 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195032 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000195032 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195032 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195032 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195032 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	41.30%
C000195032 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	41.40%
C000195032 | Fixed Income - Other67065N555
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195032 | Equity OptionSPY P500_20260401_L_GSI
Holdings [Line Items]
Percent of Total Investments	2.20%
C000195032 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195032 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195032 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195032 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195032 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195032 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195032 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195032 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195032 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195032 | Equity
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000195033 | 758067102 | Redwood Real Estate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000195033 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000195033 | 922042718 | Vanguard FTSE All World ex-US Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000195033 | 808524888 | Schwab International Small-Cap Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000195033 | SPY P500_20260401_L_GSI | SPDR S&P 500 ETF Trust Mar 31 P500
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195033 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195033 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195033 | 22822V101 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195033 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195033 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195033 | Real Estate758067102
Holdings [Line Items]
Percent of Total Investments	14.90%
C000195033 | Cash & Equivalent38141W265
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195033 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195033 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000195033 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195033 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195033 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195033 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	41.30%
C000195033 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	41.40%
C000195033 | Fixed Income - Other67065N555
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195033 | Equity OptionSPY P500_20260401_L_GSI
Holdings [Line Items]
Percent of Total Investments	2.20%
C000195033 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195033 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195033 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195033 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195033 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195033 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195033 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195033 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195033 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195033 | Equity
Holdings [Line Items]
Percent of Net Asset Value	41.20%